Other Operating Expenses	12 Months Ended
Dec. 31, 2022
Text Block [abstract 1]
Other Operating Expenses
18.
Other Operating Expenses

	Year Ended December 31,
($000s)	2022	2021	2020
Sales and marketing activities	$2,840	$1,387	$764
Legal, audit, accounting and other services	2,073	2,332	2,906
IT expenses	1,894	2,047	1,621
Travel expenses	230	132	125
Other operating expenses	1,364	1,449	520
Total other operating expenses	$8,402	$7,347	$5,936

Auditor remuneration

The following table sets out the aggregate fees related to professional services rendered by the Company’s independent auditor, Ernst & Young AS (“EY”), for the calendar years 2022, 2021, and 2020:

	Year Ended December 31,
($000s)	2022	2021	2020
Audit services	$447	$352	$235
Audit-related services	43	22	8
Tax services	7	7	0
Other services	4	24	12
	$501	$405	$255

Audit services represents the fees for the audit that must be performed by EY in order to issue an opinion on the Company’s consolidated financial statements and to issue reports on the Company’s statutory financial statements. The definition also includes fees for certain other audit services, which are services only the designated independent auditor reasonably can provide, such as the auditing of non-recurring transactions, the application of new accounting policies, and limited reviews of quarterly financial results.

Audit-related services represents fees for other assurance and related services provided by EY, but not limited to those that only reasonably can be provided by EY, which are reasonably related to the performance of the audit.

Tax services represent fees, approved by our Audit Committee, for tax services not related to the audit provided by EY, pursuant to the provisions of the Sarbanes-Oxley Act.

Other services represent other fees, approved by our Audit Committee, for services not related to the audit provided by EY, pursuant to the provisions of the Sarbanes-Oxley Act.